Share-based Compensation Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation Expenses [Abstract]
Summary the Company's option activity under the 2008 plan
		Weighted	Weighted
	Number of	Average	Average	Aggregate
	share	Exercise	Remaining	Intrinsic
	options	Price	Contractual Life	Value
		US$	In Years	US$’000

Outstanding at January 1, 2016	30,081,811	2.94	7.01	71,711
Granted	8,203,575	2.58	—	—
Exercised	(1,510,968)	0.51	—	—
Forfeited	(1,813,853)	2.62	—	—
Modified	(3,630,121)	—	—	—
Outstanding at December 31, 2016	31,330,444	1.86	6.81	34,999
Vested and expected to vest at December 31, 2016	30,229,780	1.83	6.73	34,403
Exercisable at December 31, 2016	14,147,380	1.15	4.33	25,697

Schedule of assumptions used to estimate the fair value of option grant on the date of grant
	2014	2015	2016

Expected volatility	50%-51.1%	50.9%-51.7%	55.86%-57.49%
Risk-free interest rate	1.99-2.6%	2.09%-2.24%	1.85%-2.4%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected dividend yield	0%	0%	0%
Time to maturity (in years)	6-10	10	10
Expected forfeiture rate (post-vesting)	0-20%	0-20%	0-20%
Fair value of the common share on the date of option grant	US$3.33-6.98 RMB20.66-43.31	US$4.21-5.26 RMB27.27-34.07	US$2.68-2.97 RMB18.6-20.60

Summary of restricted shares activity
	Numbers of	Weighted average
	restricted shares	grant date fair value

Outstanding as of January 1, 2016	227,808	4.00
Grant	255,000	2.80
Vested	(79,806)	3.86
Outstanding as of December 31, 2016	403,002	3.27
Vested and expected to vest at December 31, 2016	403,002	3.27